Vessels, Net, Vessel Held for Sale (Details) - USD ($) $ in Thousands	May 02, 2024	Jun. 30, 2024	Dec. 31, 2023
Vessel Held for Sale [Abstract]
Balance outstanding		$ 60,808	$ 64,534
March 2023 Neptune Sale and Leaseback [Member]
Vessel Held for Sale [Abstract]
Balance outstanding		10,788
Oasea [Member]
Vessel Held for Sale [Abstract]
Sales price	$ 20,220
Unamortized balance of vessel cost		18,268
Unamortized balance of drydocking cost		$ 13